Condensed Consolidated Statements of Comprehensive Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Net income	$ 56,301	$ 83,559	$ 114,896	$ 161,233
Other comprehensive income (loss), before tax:
Change in derivative instruments designated as cash flow hedges	45,823	29,720	32,239	89,100
Reclassification of realized (gain) loss on derivative instruments designated as cash flow hedges	(18,570)	1,004	(34,964)	4,295
Foreign currency translation adjustments	(53)	(180)	13	(236)
Comprehensive income, before tax	83,501	114,103	112,184	254,392
Income tax (expense) benefit related to items of other comprehensive income	(272)	(355)	27	(922)
Comprehensive income, after tax	83,229	113,748	112,211	253,470
Less: Dividends on preferred shares	4,969	4,969	9,938	9,938
Comprehensive income attributable to common shareholders	$ 78,260	$ 108,779	$ 102,273	$ 243,532